Share-based payments - Disclosure of assumptions used for the measurement of BSAs (Details)				1 Months Ended		12 Months Ended
	Apr. 22, 2025 shares € / shares	Jan. 13, 2025 shares € / shares	Apr. 04, 2024 shares € / shares	Apr. 30, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2025 shares
BSA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 14.06
NUMBE OF BSAs ( in shares) | shares			58,365		77,820	0
BSA SUBSCRIPTION PRICE (in euro per share)			€ 2.57
STRIKE PRICE PER SHARE ( in euro per share)			€ 13.10
RISK FREE RATE			4.30%
VOLATILITY			60.41%
BSA-2024-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)			€ 5.7
EXPECTED MATURITY			5 years 4 months 24 days
BSA-2024-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)			€ 6.5
EXPECTED MATURITY			6 years 10 months 24 days
BSA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 14.06
NUMBE OF BSAs ( in shares) | shares			19,455			0
BSA SUBSCRIPTION PRICE (in euro per share)			€ 2.57
STRIKE PRICE PER SHARE ( in euro per share)			€ 13.10
RISK FREE RATE			4.30%
VOLATILITY			60.41%
BSA-2024-2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)			€ 5.8
EXPECTED MATURITY			5 years 6 months
BSA-2024-2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)			€ 6.6
EXPECTED MATURITY			7 years
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		€ 6.13
NUMBE OF BSAs ( in shares) | shares		100,000				100,000
BSA SUBSCRIPTION PRICE (in euro per share)		€ 2.00
STRIKE PRICE PER SHARE ( in euro per share)		€ 6.63
RISK FREE RATE		4.65%
VOLATILITY		60.88%
BSA-2025-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)		€ 3.5
EXPECTED MATURITY		5 years 6 months
BSA-2025-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)		€ 3.9
EXPECTED MATURITY		7 years
BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		€ 6.13
NUMBE OF BSAs ( in shares) | shares		25,000				25,000
BSA SUBSCRIPTION PRICE (in euro per share)		€ 2.00
STRIKE PRICE PER SHARE ( in euro per share)		€ 6.63
RISK FREE RATE		4.65%
VOLATILITY		60.88%
BSA-2025-2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)		€ 3.5
EXPECTED MATURITY		5 years 6 months
BSA-2025-2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)		€ 3.9
EXPECTED MATURITY		7 years
BSA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 6.48
NUMBE OF BSAs ( in shares) | shares	39,370			39,370		39,370
BSA SUBSCRIPTION PRICE (in euro per share)	€ 1.27
STRIKE PRICE PER SHARE ( in euro per share)	€ 6.41
RISK FREE RATE	3.92%
VOLATILITY	60.69%
BSA-2025-3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 3.7
EXPECTED MATURITY	5 years 6 months
BSA-2025-3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 4.1
EXPECTED MATURITY	7 years